Basis of Preparation and Summary of Significant Accounting Policies - Evolution of CPI (Details) - Turkiye	12 Months Ended				24 Months Ended	36 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2022
Hyperinflation
Annual Index	1,128.45	686.95	504.81	440.50	686.95	1,128.45
Average index	967.71	561.61	469.59	418.24
Inflation rate	64.30%	36.10%	14.60%		55.90%	156.20%